Intangible assets - Disclosure of detailed information about intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning Balance	$ 4,156	$ 6,341
Impairment	2,952
Intangible assets, Ending Balance		4,156
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning Balance	12,101
Impact of change in presentation currency	367
Intangible assets, Ending Balance	12,468	12,101
Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, Beginning Balance	7,945	6,721
Impairment	2,952
Amortization	1,320	1,808
Impact of change in presentation currency	251	(584)
Intangible assets, Ending Balance	$ 12,468	$ 7,945